Summary of Operating Expenses (Detail) - BRL BRL in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses by nature
Cost of sales and/or services		BRL (16,250,083)	BRL (16,257,192)	BRL (16,466,773)
Selling expenses		(4,719,811)	(5,565,757)	(5,532,045)
General and administrative expenses		(3,912,178)	(3,834,563)	(3,683,440)
Other operating income		1,630,056	4,466,914	3,193,024
Other operating expenses		(2,866,828)	(2,437,411)	(1,932,174)
Equity pick up		(21,883)	(5,881)	(17,750)
Total operating expenses		(26,140,727)	(23,633,890)	(24,439,158)
Allowance for doubtful accounts
Operating expenses by nature
Total operating expenses		(721,175)	(649,463)	(922,779)
Third-party Services
Operating expenses by nature
Total operating expenses		(6,317,233)	(6,258,606)	(6,119,733)
Depreciation And Amortization [Member]
Operating expenses by nature
Total operating expenses		(6,195,039)	(5,766,702)	(5,691,824)
Rentals and Insurance
Operating expenses by nature
Total operating expenses		(3,599,830)	(3,119,521)	(2,119,684)
Personnel
Operating expenses by nature
Total operating expenses		(2,719,530)	(2,829,307)	(2,534,222)
Network Maintenance Services
Operating expenses by nature
Total operating expenses		(1,901,569)	(1,923,074)	(2,328,140)
Interconnection
Operating expenses by nature
Total operating expenses		(1,808,845)	(2,689,815)	(3,965,623)
Contingencies
Operating expenses by nature
Total operating expenses		(861,500)	(779,314)	(656,849)
Advertising and Publicity
Operating expenses by nature
Total operating expenses		(405,626)	(674,275)	(556,500)
Handset and Other Costs
Operating expenses by nature
Total operating expenses		(284,637)	(730,444)	(515,377)
Impairments
Operating expenses by nature
Total operating expenses	[1]	(590,641)
Taxes and Other Income (Expenses)
Operating expenses by nature
Total operating expenses		(1,013,056)	(1,459,012)	(1,397,982)
Other Operating Income (Expense)
Operating expenses by nature
Total operating expenses	[2]	BRL 277,954	BRL 3,245,643	BRL 2,369,555

[1]	As at December 31, 2015, the Company conducted the annual impairment test and recognized a loss on goodwill amounting to R$501,465 related to goodwill and trademarks for the Telecommunication services in Brazil due to a significant change in the macroeconomic conditions in Brazil and R$89,176 related to Africa which is being reported as held for sale. The fair value of the reporting unit was estimated using the expected present value of future cash flows.
[2]	The other net operating income (expenses) for the year ended December 31, 2015 primarily include the reversal of a civil contingency amounting to R$325,709 arising from the revision of the calculation methodology and R$47,756 in costs relating to terminations of employments contracts in this period. Other net operating income (expenses) for the year ended December 31, 2014 primarily includes the gain of R$2.4 billion on the sale, net of transaction expenses, recognized in the context of the agreement entered into on December 3, 2013 by the Company and SBA Torres Brasil for the transfer of 100% of the shares of one of its subsidiaries that held 2,007 telecommunication towers used to provide mobile telephony services and R$355 million resulting from the revision of the calculation methodology of the provisions for losses in corporate lawsuits and the reversal of R$476 million from the provision related to the adhesion to the REFIS tax refinancing program.